Schedule of Investments
July 31, 2021
(Unaudited)
Shares		Value
Common Stocks & Other Equity Interests–96.20%
Australia–1.86%
Ampol Ltd.	249	$5,170
APA Group	849	5,937
ASX Ltd.	141	7,977
Aurizon Holdings Ltd.	1,285	3,651
BlueScope Steel Ltd.	545	9,797
Brambles Ltd.	1,106	9,450
Cochlear Ltd.	46	8,299
Coles Group Ltd.	954	12,266
Computershare Ltd.	448	5,145
Dexus	805	6,073
Fortescue Metals Group Ltd.	1,267	23,267
GPT Group (The)	1,406	4,827
Insurance Australia Group Ltd.	1,610	5,748
Lendlease Corp. Ltd.	495	4,444
Macquarie Group Ltd.	255	29,425
Mirvac Group	2,727	5,732
Newcrest Mining Ltd.	580	11,307
Northern Star Resources Ltd.	836	6,295
Ramsay Health Care Ltd.	123	5,791
REA Group Ltd.	44	5,237
SEEK Ltd.	284	6,110
Stockland	1,744	5,645
Sydney Airport(a)	1,102	6,329
Transurban Group	2,053	21,601
Vicinity Centres	4,613	5,282
		220,805
Austria–0.12%
Mondi PLC	307	8,512
Verbund AG	64	5,894
		14,406
Belgium–0.20%
KBC Group N.V.	189	15,185
Umicore S.A.	141	8,756
		23,941
Canada–4.12%
Agnico Eagle Mines Ltd.	160	10,351
Ballard Power Systems, Inc.(a)	323	5,230
Bank of Montreal	505	50,002
Bank of Nova Scotia (The)	893	55,737
Canadian National Railway Co.	525	57,045
Canadian Tire Corp. Ltd., Class A	47	7,231
FirstService Corp.	33	6,147
Fortis, Inc.	321	14,558
Franco-Nevada Corp.	148	23,672
Gildan Activewear, Inc.	175	6,033
Intact Financial Corp.	119	16,215
Inter Pipeline Ltd.	383	6,134
Magna International, Inc.	235	19,703
Metro, Inc.	148	7,675
National Bank of Canada	259	19,823
Ritchie Bros. Auctioneers, Inc.	103	6,149
Shares		Value
Canada–(continued)
Rogers Communications, Inc., Class B	252	$12,862
Shopify, Inc., Class A(a)	87	130,611
TMX Group Ltd.	50	5,491
Toromont Industries Ltd.	61	5,155
Wheaton Precious Metals Corp.	316	14,597
WSP Global, Inc.	68	8,072
		488,493
China–0.07%
BOC Hong Kong Holdings Ltd.	2,500	8,042
Denmark–2.07%
Ambu A/S, Class B	146	5,402
Coloplast A/S, Class B	85	15,542
Genmab A/S(a)	50	22,554
GN Store Nord A/S	88	7,713
Novo Nordisk A/S, Class B	1,335	123,658
Novozymes A/S, Class B	148	11,633
Orsted A/S(b)	141	20,970
Pandora A/S	85	11,020
Vestas Wind Systems A/S	725	26,733
		245,225
Finland–0.49%
Elisa OYJ	86	5,528
Kesko OYJ, Class B	186	7,975
Neste OYJ	307	18,890
Orion OYJ, Class B	101	4,300
UPM-Kymmene OYJ	347	14,188
Wartsila OYJ Abp	507	7,640
		58,521
France–2.37%
Amundi S.A.(b)	52	4,809
AXA S.A.	1,445	37,403
Bureau Veritas S.A.	219	7,229
Carrefour S.A.	431	8,011
Cie Generale des Etablissements Michelin S.C.A.	124	20,250
Danone S.A.	503	37,026
EssilorLuxottica S.A.	219	41,337
Gecina S.A.	33	5,239
L’Oreal S.A.	189	86,574
Unibail-Rodamco-Westfield(a)	102	8,490
Valeo	190	5,493
Vivendi SE	546	18,443
		280,304
Germany–3.44%
adidas AG	147	53,400
Allianz SE	321	79,943
Beiersdorf AG	70	8,318
Deutsche Boerse AG	141	23,547
Deutsche Post AG	766	51,877
Henkel AG & Co. KGaA, Preference Shares	178	18,048
Merck KGaA	87	17,825

See accompanying notes which are an integral part of this schedule.
Invesco MSCI World SRI Index Fund

Shares		Value
Germany–(continued)
Muenchener Rueckversicherungs-Gesellschaft AG in Muenchen, Class R	110	$29,749
Puma SE	71	8,719
SAP SE	808	115,888
		407,314
Hong Kong–0.63%
Hang Seng Bank Ltd.	600	11,496
Hong Kong Exchanges & Clearing Ltd.	900	57,506
MTR Corp. Ltd.	1,000	5,928
		74,930
Ireland–0.39%
CRH PLC	598	29,802
Kerry Group PLC, Class A	110	16,309
		46,111
Israel–0.07%
Bank Leumi Le-Israel BM(a)	1,031	7,883
Italy–0.48%
Amplifon S.p.A.	119	5,887
Intesa Sanpaolo S.p.A.	12,887	35,589
Snam S.p.A.	1,299	7,868
Terna Rete Elettrica Nazionale S.p.A.	929	7,386
		56,730
Japan–6.06%
Aeon Co. Ltd.	500	13,688
Ajinomoto Co., Inc.	400	10,193
Asahi Kasei Corp.	900	9,813
Astellas Pharma, Inc.	1,400	22,298
Capcom Co. Ltd.	200	5,512
Chugai Pharmaceutical Co. Ltd.	500	18,487
Daikin Industries Ltd.	177	36,794
Eisai Co. Ltd.	200	16,416
Fast Retailing Co. Ltd.	45	30,531
FUJIFILM Holdings Corp.	300	21,545
Fujitsu Ltd.	100	16,987
Hankyu Hanshin Holdings, Inc.	200	5,908
Ibiden Co. Ltd.	100	5,298
Kansai Paint Co. Ltd.	200	4,914
Kao Corp.	400	24,049
KDDI Corp.	1,200	36,622
Keio Corp.	100	5,600
Kikkoman Corp.	100	6,132
Kobe Bussan Co. Ltd.	200	6,758
Komatsu Ltd.	600	15,644
Kurita Water Industries Ltd.	100	4,853
Mitsui Fudosan Co. Ltd.	700	16,391
Miura Co. Ltd.	100	4,413
MS&AD Insurance Group Holdings, Inc.	300	9,274
Nippon Express Co. Ltd.	100	7,294
Nippon Yusen K.K.	100	5,409
Nitto Denko Corp.	100	7,440
Nomura Research Institute Ltd.	300	9,657
Odakyu Electric Railway Co. Ltd.	200	4,772
Omron Corp.	100	8,555
ORIX Corp.	900	15,733
ORIX JREIT, Inc.	3	5,729
Panasonic Corp.	1,600	19,164
Shares		Value
Japan–(continued)
Resona Holdings, Inc.	1,500	$5,653
Secom Co. Ltd.	200	15,107
Sekisui House Ltd.	600	11,887
SG Holdings Co. Ltd.	200	5,401
Shimizu Corp.	500	3,678
Shionogi & Co. Ltd.	200	10,519
Sompo Holdings, Inc.	200	8,276
Sony Group Corp.	1,000	104,381
Sumitomo Chemical Co. Ltd.	1,400	7,294
Sumitomo Mitsui Trust Holdings, Inc.	200	6,572
Suntory Beverage & Food Ltd.	100	3,516
Sysmex Corp.	100	11,902
Tokyo Electron Ltd.	100	41,202
Tokyu Corp.	300	4,019
Toray Industries, Inc.	900	5,932
TOTO Ltd.	100	5,179
West Japan Railway Co.	100	5,426
Yamaha Corp.	100	5,539
Yamaha Motor Co. Ltd.	200	5,004
Yaskawa Electric Corp.	200	9,900
Z Holdings Corp.	1,900	9,516
		717,776
Netherlands–2.75%
Akzo Nobel N.V.	144	17,807
ASML Holding N.V.	322	244,849
Koninklijke DSM N.V.	125	25,196
Koninklijke Vopak N.V.	76	3,219
NN Group N.V.	210	10,424
Wolters Kluwer N.V.	213	24,296
		325,791
New Zealand–0.25%
Fisher & Paykel Healthcare Corp. Ltd.	417	9,175
Meridian Energy Ltd.	1,313	4,778
Spark New Zealand Ltd.	1,719	5,675
Xero Ltd.(a)	97	10,053
		29,681
Norway–0.31%
DNB Bank ASA	692	14,181
Mowi ASA	283	7,208
Orkla ASA	740	6,726
Telenor ASA	492	8,542
		36,657
Portugal–0.04%
Jeronimo Martins SGPS S.A.	233	4,745
Russia–0.05%
Coca-Cola HBC AG	164	6,195
Singapore–0.61%
CapitaLand Ltd.	2,000	5,951
DBS Group Holdings Ltd.	1,400	31,418
Oversea-Chinese Banking Corp. Ltd.	2,700	24,430
Singapore Telecommunications Ltd.	6,400	10,722
		72,521
Spain–0.56%
Banco Bilbao Vizcaya Argentaria S.A.	5,064	32,481
See accompanying notes which are an integral part of this schedule.
Invesco MSCI World SRI Index Fund

Shares		Value
Spain–(continued)
Industria de Diseno Textil S.A.	818	$27,753
Red Electrica Corp. S.A.	322	6,372
		66,606
Sweden–0.52%
Boliden AB	242	9,443
Electrolux AB, Series B	197	5,165
Essity AB, Class B	489	15,988
Husqvarna AB, Class B	397	5,551
ICA Gruppen AB	87	4,301
Svenska Cellulosa AB S.C.A., Class B	423	7,870
Tele2 AB, Class B	329	4,836
Telia Co. AB	1,832	8,041
		61,195
Switzerland–3.06%
Givaudan S.A.	7	34,938
Kuehne + Nagel International AG, Class R	37	12,484
Lonza Group AG	57	44,362
Roche Holding AG	545	210,753
SGS S.A.	5	16,197
Sonova Holding AG, Class A	38	14,931
Swiss Life Holding AG	25	12,913
Swisscom AG	18	10,830
Vifor Pharma AG	38	5,316
		362,724
United Kingdom–4.84%
abrdn PLC	1,458	5,752
Ashtead Group PLC	350	26,219
Associated British Foods PLC	234	6,523
Barratt Developments PLC	695	6,793
Berkeley Group Holdings PLC	79	5,317
British Land Co. PLC (The)	716	5,078
BT Group PLC(a)	6,928	16,713
Burberry Group PLC	280	8,026
CNH Industrial N.V.	767	12,814
Coca-Cola Europacific Partners PLC	143	8,874
Compass Group PLC(a)	1,320	27,887
Croda International PLC	84	9,828
DCC PLC	66	5,526
Informa PLC(a)	982	6,752
InterContinental Hotels Group PLC(a)	122	8,060
J Sainsbury PLC	1,618	6,370
JD Sports Fashion PLC	523	6,516
Johnson Matthey PLC	161	6,648
Kingfisher PLC	1,562	7,996
Liberty Global PLC, Class C(a)	418	11,227
Linde PLC	406	124,800
National Grid PLC	2,765	35,374
RELX PLC	1,431	42,034
Schroders PLC	112	5,690
Segro PLC	825	13,958
St James’s Place PLC	391	8,620
Taylor Wimpey PLC	2,441	5,581
Unilever PLC	2,042	117,587
United Utilities Group PLC	487	7,262
Whitbread PLC(a)	156	6,599
WM Morrison Supermarkets PLC	1,748	6,501
		572,925
Shares		Value
United States–60.84%
ABIOMED, Inc.(a)	33	$10,796
Agilent Technologies, Inc.	229	35,090
Allegion PLC	65	8,879
Ally Financial, Inc.	283	14,535
American Express Co.	533	90,892
American Tower Corp.	345	97,566
Ameriprise Financial, Inc.	91	23,438
AmerisourceBergen Corp.	122	14,905
Amgen, Inc.	445	107,485
Aptiv PLC(a)	201	33,537
Atmos Energy Corp.	97	9,563
Automatic Data Processing, Inc.	333	69,807
Baker Hughes Co., Class A	489	10,386
Bank of New York Mellon Corp. (The)	652	33,467
Becton, Dickinson and Co.	218	55,754
Best Buy Co., Inc.	174	19,549
Biogen, Inc.(a)	111	36,267
BlackRock, Inc.	117	101,459
Bunge Ltd.	100	7,763
C.H. Robinson Worldwide, Inc.	102	9,095
Cable One, Inc.	3	5,664
Campbell Soup Co.	140	6,121
Cardinal Health, Inc.	230	13,657
Caterpillar, Inc.	416	86,008
CBRE Group, Inc., Class A(a)	246	23,729
Centene Corp.(a)	450	30,875
CenterPoint Energy, Inc.	377	9,598
Cerner Corp.	222	17,847
Charles Schwab Corp. (The)	1,095	74,405
Cheniere Energy, Inc.(a)	165	14,013
Cigna Corp.	270	61,962
Cisco Systems, Inc.	3,275	181,337
Clorox Co. (The)	90	16,280
CME Group, Inc., Class A	268	56,851
Coca-Cola Co. (The)	3,179	181,298
Colgate-Palmolive Co.	594	47,223
Consolidated Edison, Inc.	250	18,443
CSX Corp.	1,770	57,206
Cummins, Inc.	109	25,299
DaVita, Inc.(a)	71	8,538
DENTSPLY SIRONA, Inc.	158	10,434
eBay, Inc.	528	36,015
Ecolab, Inc.	191	42,179
Edwards Lifesciences Corp.(a)	468	52,542
Electronic Arts, Inc.	223	32,103
Equinix, Inc.	70	57,429
Eversource Energy	245	21,136
Expeditors International of Washington, Inc.	125	16,031
FactSet Research Systems, Inc.	28	10,004
Fastenal Co.	422	23,113
Ferguson PLC	171	23,971
Fortive Corp.	247	17,947
Fortune Brands Home & Security, Inc.	97	9,455
Generac Holdings, Inc.(a)	49	20,549
General Mills, Inc.	449	26,428
Gilead Sciences, Inc.	937	63,988
Hasbro, Inc.	95	9,447
HCA Healthcare, Inc.	202	50,136
Henry Schein, Inc.(a)	98	7,855
See accompanying notes which are an integral part of this schedule.
Invesco MSCI World SRI Index Fund

Shares		Value
United States–(continued)
Hilton Worldwide Holdings, Inc.(a)	215	$28,262
Hologic, Inc.(a)	185	13,882
Home Depot, Inc. (The)	831	272,726
Hormel Foods Corp.	220	10,204
Humana, Inc.	99	42,160
Huntington Bancshares, Inc.	789	11,109
IDEX Corp.	55	12,468
IDEXX Laboratories, Inc.(a)	63	42,747
IHS Markit Ltd.	282	32,949
Illinois Tool Works, Inc.	246	55,761
Illumina, Inc.(a)	114	56,515
Insulet Corp.(a)	51	14,264
International Flavors & Fragrances, Inc.	191	28,772
Interpublic Group of Cos., Inc. (The)	296	10,467
Jazz Pharmaceuticals PLC(a)	37	6,272
Johnson Controls International PLC	530	37,853
Kansas City Southern	70	18,746
Kellogg Co.	184	11,658
KeyCorp	728	14,312
Kimberly-Clark Corp.	256	34,744
LKQ Corp.(a)	217	11,013
Lowe’s Cos., Inc.	566	109,063
Marsh & McLennan Cos., Inc.	380	55,944
Mettler-Toledo International, Inc.(a)	18	26,527
Microsoft Corp.	5,444	1,551,050
Moody’s Corp.	127	47,752
Newell Brands, Inc.	281	6,955
Norfolk Southern Corp.	194	50,019
Northern Trust Corp.	147	16,589
NVIDIA Corp.	1,904	371,261
ONEOK, Inc.	329	17,098
Owens Corning	83	7,981
Pentair PLC	122	8,988
PepsiCo, Inc.	1,071	168,093
Phillips 66	327	24,012
PNC Financial Services Group, Inc. (The)	330	60,195
Pool Corp.	31	14,812
PPG Industries, Inc.	183	29,924
Prologis, Inc.	557	71,318
Prudential Financial, Inc.	295	29,583
Quest Diagnostics, Inc.	94	13,329
Regions Financial Corp.	721	13,879
ResMed, Inc.	106	28,811
Robert Half International, Inc.	82	8,053
Shares		Value
United States–(continued)
Rockwell Automation, Inc.	85	$26,131
Roper Technologies, Inc.	79	38,816
Schneider Electric SE	418	70,042
Sempra Energy	247	32,271
State Street Corp.	266	23,179
STERIS PLC	59	12,859
SVB Financial Group(a)	38	20,898
Swiss Re AG	217	19,643
T. Rowe Price Group, Inc.	177	36,136
Teladoc Health, Inc.(a)	104	15,439
Teledyne Technologies, Inc.(a)	36	16,300
Tesla, Inc.(a)	589	404,761
Texas Instruments, Inc.	716	136,484
Tractor Supply Co.	83	15,017
Trane Technologies PLC	178	36,243
Travelers Cos., Inc. (The)	190	28,295
Truist Financial Corp.	1,046	56,934
UGI Corp.	154	7,082
Vail Resorts, Inc.(a)	30	9,156
Vertex Pharmaceuticals, Inc.(a)	188	37,897
VF Corp.	247	19,809
W.W. Grainger, Inc.	33	14,671
Walt Disney Co. (The)(a)	1,404	247,132
Waters Corp.(a)	45	17,541
West Pharmaceutical Services, Inc.	51	20,998
Xylem, Inc.	134	16,864
Zoetis, Inc.	358	72,567
		7,208,634
Total Common Stocks & Other Equity Interests (Cost $8,486,845)		11,398,155
Money Market Funds–3.67%
Invesco Government & Agency Portfolio, Institutional Class, 0.03%(c)(d)	151,741	151,741
Invesco Liquid Assets Portfolio, Institutional Class, 0.01%(c)(d)	109,490	109,533
Invesco Treasury Portfolio, Institutional Class, 0.01%(c)(d)	173,418	173,418
Total Money Market Funds (Cost $434,692)		434,692
TOTAL INVESTMENTS IN SECURITIES—99.87% (Cost $8,921,537)		11,832,847
OTHER ASSETS LESS LIABILITIES–0.13%		14,983
NET ASSETS–100.00%		$11,847,830
Notes to Schedule of Investments:
(a)	Non-income producing security.
(b)	Security purchased or received in a transaction exempt from registration under the Securities Act of 1933, as amended (the “1933 Act”). The security may be resold pursuant to an exemption from registration under the 1933 Act, typically to qualified institutional buyers. The aggregate value of these securities at July 31, 2021 was $25,779, which represented less than 1% of the Fund’s Net Assets.
(c)	Affiliated issuer. The issuer and/or the Fund is a wholly-owned subsidiary of Invesco Ltd., or is affiliated by having an investment adviser that is under common control of Invesco Ltd. The table below shows the Fund’s transactions in, and earnings from, its investments in affiliates for the nine months ended July 31, 2021.

	Value October 31, 2020	Purchases at Cost	Proceeds from Sales	Change in Unrealized Appreciation	Realized Gain	Value July 31, 2021	Dividend Income
Investments in Affiliated Money Market Funds:
Invesco Government & Agency Portfolio, Institutional Class	$47,900	$553,808	$(449,967)	$-	$-	$151,741	$27
Invesco Liquid Assets Portfolio, Institutional Class	34,477	395,578	(320,522)	-	-	109,533	18
Invesco Treasury Portfolio, Institutional Class	54,743	632,924	(514,249)	-	-	173,418	12
Total	$137,120	$1,582,310	$(1,284,738)	$-	$-	$434,692	$57

See accompanying notes which are an integral part of this schedule.
Invesco MSCI World SRI Index Fund

(d)	The rate shown is the 7-day SEC standardized yield as of July 31, 2021.

Open Futures Contracts(a)
Long Futures Contracts	Number of Contracts	Expiration Month	Notional Value	Value	Unrealized Appreciation
Equity Risk
MSCI World Index	4	September-2021	$369,160	$5,664	$5,664

(a)	Futures contracts collateralized by $18,832 cash held with Meril Lynch International, the futures commission merchant.
The valuation policy and a listing of other significant accounting policies are available in the most recent shareholder report.
See accompanying notes which are an integral part of this schedule.
Invesco MSCI World SRI Index Fund

Notes to Quarterly Schedule of Portfolio Holdings
July 31, 2021
(Unaudited)
NOTE 1—Additional Valuation Information
Generally Accepted Accounting Principles ("GAAP") defines fair value as the price that would be received to sell an asset or paid to transfer a liability in an orderly transaction between market participants at the measurement date, under current market conditions. GAAP establishes a hierarchy that prioritizes the inputs to valuation methods, giving the highest priority to readily available unadjusted quoted prices in an active market for identical assets (Level 1) and the lowest priority to significant unobservable inputs (Level 3), generally when market prices are not readily available or are unreliable. Based on the valuation inputs, the securities or other investments are tiered into one of three levels. Changes in valuation methods may result in transfers in or out of an investment’s assigned level:
Level 1 – Prices are determined using quoted prices in an active market for identical assets.
Level 2 – Prices are determined using other significant observable inputs. Observable inputs are inputs that other market participants may use in pricing a security. These may include quoted prices for similar securities, interest rates, prepayment speeds, credit risk, yield curves, loss severities, default rates, discount rates, volatilities and others.
Level 3 – Prices are determined using significant unobservable inputs. In situations where quoted prices or observable inputs are unavailable (for example, when there is little or no market activity for an investment at the end of the period), unobservable inputs may be used. Unobservable inputs reflect the Fund’s own assumptions about the factors market participants would use in determining fair value of the securities or instruments and would be based on the best available information.
The following is a summary of the tiered valuation input levels, as of July 31, 2021. The level assigned to the securities valuations may not be an indication of the risk or liquidity associated with investing in those securities. Because of the inherent uncertainties of valuation, the values reflected in the financial statements may materially differ from the value received upon actual sale of those investments.
	Level 1	Level 2	Level 3	Total
Investments in Securities
Australia	$6,073	$214,732	$—	$220,805
Austria	—	14,406	—	14,406
Belgium	—	23,941	—	23,941
Canada	488,493	—	—	488,493
China	—	8,042	—	8,042
Denmark	—	245,225	—	245,225
Finland	—	58,521	—	58,521
France	8,490	271,814	—	280,304
Germany	—	407,314	—	407,314
Hong Kong	—	74,930	—	74,930
Ireland	—	46,111	—	46,111
Israel	—	7,883	—	7,883
Italy	—	56,730	—	56,730
Japan	—	717,776	—	717,776
Netherlands	—	325,791	—	325,791
New Zealand	—	29,681	—	29,681
Norway	14,181	22,476	—	36,657
Portugal	—	4,745	—	4,745
Russia	—	6,195	—	6,195
Singapore	—	72,521	—	72,521
Spain	—	66,606	—	66,606
Sweden	—	61,195	—	61,195
Switzerland	—	362,724	—	362,724
United Kingdom	144,901	428,024	—	572,925
United States	7,094,978	113,656	—	7,208,634
Money Market Funds	434,692	—	—	434,692
Total Investments in Securities	8,191,808	3,641,039	—	11,832,847
Other Investments - Assets*
Futures Contracts	5,664	—	—	5,664
Total Investments	$8,197,472	$3,641,039	$—	$11,838,511

*	Unrealized appreciation.
Invesco MSCI World SRI Index Fund